Tax - Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Effective Tax Rate [Abstract]
Profit/(loss) before income tax	$ 6,733	$ 9,354	$ 105,430
Adjusted for tax effect of the following items
Income in subsidiary, subject to income tax	131	95	128
Total income tax expense	$ 131	$ 95	$ 128